Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Facility	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015
Commitments And Contingent Liabilities [Line Items]
Customers' letters of credit	$ 17,500,000	$ 34,600,000
Reserve for unfunded loan commitments and letters of credit	603,000	454,000
Reserve for residential mortgage loan recourse	758,000	647,000
Rental expense for operating lease	7,600,000	5,400,000	4,800,000
Number of leased facilities to be vacated	7
Leased office vacancy charges	2,700,000
Lease vacancy costs liability	3,900,000	1,200,000
Leases Expiration date	2017-10
Subsequent Event [Member]
Commitments And Contingent Liabilities [Line Items]
One-time payment to landlord				583,000
Residential Mortgage [Member]
Commitments And Contingent Liabilities [Line Items]
Repurchased mortgage loans, outstanding principal	$ 716,000
Number of mortgage loans repurchased	2